3. ASSET RETIREMENT OBLIGATIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Asset Retirement Obligations
Asset Retirement Obligation, Beginning	$ 17,146,750	$ 7,137,716	$ 80,000
Liabilities incurred (acquired)	0	9,436,526	7,057,716
Accretion expense	517,139	572,508	0
Liabilities (settled)	0	0	0
Changes in asset retirement obligations	0	0	0
Asset Retirement Obligation, Ending	17,663,889	17,146,750	7,137,716
Total Balance, May 31, 2014 - Current	80,000	80,000	80,000
Total Balance, May 31, 2014 - Long Term	$ 17,583,889	$ 17,066,750	$ 7,057,716